Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Other investments	$ 155	$ 78
Total assets	212	132
Liabilities
Total liabilities	(99)	(108)
Energy contracts subject to regulatory deferral
Assets
Assets	41	21
Liabilities
Liabilities	(89)	(106)
Energy contracts not subject to regulatory deferral
Assets
Assets	16	30
Liabilities
Liabilities	(1)	(1)
Foreign exchange contracts
Assets
Assets		3
Foreign exchange contracts, interest rate and total return swaps
Liabilities
Liabilities	(9)
Interest rate and total return swaps
Liabilities
Liabilities		(1)
Level 1
Assets
Other investments	155	78
Total assets	155	81
Liabilities
Total liabilities	(8)	(1)
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	(1)
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Foreign exchange contracts
Assets
Assets		3
Level 1 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Liabilities	(8)
Level 1 | Interest rate and total return swaps
Liabilities
Liabilities		0
Level 2
Assets
Other investments	0	0
Total assets	46	45
Liabilities
Total liabilities	(88)	(104)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	33	19
Liabilities
Liabilities	(86)	(103)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	13	26
Liabilities
Liabilities	(1)	0
Level 2 | Foreign exchange contracts
Assets
Assets		0
Level 2 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Liabilities	(1)
Level 2 | Interest rate and total return swaps
Liabilities
Liabilities		(1)
Level 3
Assets
Other investments	0	0
Total assets	11	6
Liabilities
Total liabilities	(3)	(3)
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	8	2
Liabilities
Liabilities	(3)	(2)
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	3	4
Liabilities
Liabilities	0	(1)
Level 3 | Foreign exchange contracts
Assets
Assets		0
Level 3 | Foreign exchange contracts, interest rate and total return swaps
Liabilities
Liabilities	$ 0
Level 3 | Interest rate and total return swaps
Liabilities
Liabilities		$ 0